Victory Diversified Stock Fund Average Annual Total Returns	12 Months Ended		60 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025		Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.88%	14.42%	14.42%	14.82%		14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	16.34%		15.15%		13.02%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.01%		11.99%		10.08%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.30%		11.25%		9.58%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	21.24%		15.41%		12.87%	[1]
Class I
Prospectus [Line Items]
Average Annual Return, Percent	23.74%		16.79%		13.97%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	23.13%		16.19%		13.37%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	23.80%		16.85%		14.03%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	23.65%		16.75%		13.93%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.